Loans (Details)					1 Months Ended		6 Months Ended
	May 01, 2023 CHF (SFr)	Dec. 28, 2022 CHF (SFr)	Sep. 09, 2022 CHF (SFr) SFr / shares shares	Feb. 04, 2022 CHF (SFr)	Apr. 30, 2023 CHF (SFr) SFr / shares shares	Apr. 30, 2023 $ / shares	Jun. 30, 2023 CHF (SFr) SFr / shares	Jun. 30, 2023 USD ($) shares	May 30, 2023
Loans (Details) [Line Items]
Loan amount (in Francs)	SFr 2,500,000			SFr 5,000,000
Loan bears interest rate	10.00%			10.00%
Interest rate			5.00%				4.99%		5.00%
Conversion per share (in Francs per share) | SFr / shares							SFr 1.42
Aggregate of common shares (in Shares) | shares								1,625,487
Exercise price per share (in Francs per share) | SFr / shares							SFr 1.538
Issuance term			5 years					5 years
Convertible loan description								Commencing 60 days after May 4, 2023, but not before July 1, 2023 and subject to availability of an effective registration statement, the Company must repay at least 1/20th of the outstanding loan plus accrued interest pro rata in monthly tranches which, at the Company’s discretion, may be paid at any time during the month either in: (i) cash plus 3% or (ii) common shares, or a combination of both. Such shares will be priced at the lower of (i) the mean daily trading volume weighted average price for the common shares on the 20 trading days preceding the repayment date or (ii) 90% of the daily trading volume weighted average price for common shares on the repayment date.
Loan cash percentage							20.00%
Gross cash proceeds (in Francs)							SFr 1,000,000
Convertible loan agreement amount (in Francs)			SFr 600,000
Purchase of warrants (in Shares) | shares			41,666
Warrant exercise share (in Francs per share) | SFr / shares			SFr 7.2				SFr 4.4512
Common per share (in Francs per share) | SFr / shares							0.881
Conversion price per share | (per share)			SFr 1.12		SFr 1.2845	$ 1.4475
Trading percentage			120.00%
Weighted average price percentage			90.00%
Percentage of desired prepayment amount								130.00%
Percentage of common shares								9.99%
Conversion price amount (in Dollars) | $								$ 38.916
Percentage of conversion price								150.00%
Weighted average price amount (in Dollars) | $								$ 25.944
Converted common shares (in Shares) | shares					4,341,012
Accrued interest (in Francs)					SFr 5,588,685
Fair value of the shares issued (in Francs)					SFr 5,769,942
Top of range [member]
Loans (Details) [Line Items]
Convertible loan agreement amount (in Francs)		SFr 250,000
Purchase of warrants (in Shares) | shares								33,700
Bottom of range [member]
Loans (Details) [Line Items]
Convertible loan agreement amount (in Francs)		SFr 100,000
Purchase of warrants (in Shares) | shares								13,480
Mr.Meyer Lent [Member]
Loans (Details) [Line Items]
Principal amount (in Francs)			SFr 200,000
Swiss Franc [Member]
Loans (Details) [Line Items]
Conversion price per share | SFr / shares							SFr 0.881